PARNASSUS INCOME FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of September 30, 2016 (unaudited)

Equities	Shares	Market Value ($)

Apparel (2.8%)
VF Corp.	7,063,514	395,909,960

Chemicals (4.3%)
Compass Minerals International Inc. Ω λ	2,224,303	163,931,131
Praxair Inc.	3,831,171	462,920,392
		626,851,523

Computers (4.0%)
Apple Inc.	5,043,067	570,118,724

Cosmetics & Personal Care (2.1%)
Procter & Gamble Co.	3,423,000	307,214,250

Entertainment (3.5%)
The Walt Disney Co.	5,415,101	502,846,279

Financial Services (12.7%)
Charles Schwab Corp.	16,324,331	515,359,130
Mastercard Inc., Class A	2,969,000	302,155,130
PayPal Holdings Inc. θ	8,341,633	341,756,704
Wells Fargo & Co.	14,808,497	655,720,247
		1,814,991,211

Food Products (6.9%)
McCormick & Co.	1,723,500	172,212,120
Mondelez International Inc., Class A	9,314,214	408,893,995
Sysco Corp.	8,469,354	415,083,040
		996,189,155

Health Care Products (3.8%)
Danaher Corp.	6,983,878	547,466,196

Home Products (1.0%)
WD-40 Co. Ω	1,220,000	137,164,600

Industrial Manufacturing (7.4%)
Fortive Corp.	4,456,899	226,856,159
Pentair plc	6,925,316	444,882,300
Xylem Inc.	7,472,409	391,927,852
		1,063,666,311

Insurance (2.4%)
Verisk Analytics Inc. θ	4,163,959	338,446,588

Internet (4.6%)
Alphabet Inc., Class A θ	314,000	252,474,840
Alphabet Inc., Class C θ	517,572	402,303,540
		654,778,380

Medical Equipment (1.8%)
Patterson Companies Inc. Ω	5,690,689	261,430,253

Natural Gas (2.0%)
MDU Resources Group Inc. Ω	11,324,166	288,086,783

Oil & Gas (3.1%)
National Oilwell Varco Inc.	12,209,000	448,558,660

Pharmaceuticals (10.1%)
Allergan plc θ	1,883,000	433,673,730
Gilead Sciences Inc.	8,829,089	698,557,520
Novartis AG (ADR)	4,029,430	318,163,793
		1,450,395,043

Real Estate Investment Trusts (2.4%)
Iron Mountain Inc.	9,208,919	345,610,730

Retail (3.2%)
CVS Health Corp.	5,216,470	464,213,665

Semiconductor Capital Equipment (2.1%)
Applied Materials Inc.	9,929,627	299,378,254

Semiconductors (6.4%)
Intel Corp.	14,452,000	545,563,000
KLA-Tencor Corp.	1,171,630	81,674,327
Micron Technology Inc. θ	16,450,000	292,481,000
		919,718,327

Services (2.5%)
Thomson Reuters Corp.	8,791,120	363,776,546

Telecommunications Equipment (2.9%)
Motorola Solutions Inc.	5,380,720	410,441,322

Transportation (3.2%)
United Parcel Service Inc., Class B	4,233,270	462,950,407

Waste Management (2.1%)
Waste Management Inc.	4,741,000	302,286,160

Total investment in equities (97.3%)
(cost $11,437,379,968)		13,972,489,327

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Community Trust Credit Union	0.80%	10/15/2017	250,000	249,590
Urban Partnership Bank	0.30%	09/24/2017	250,000	240,164
				489,754

Certificates of Deposit Account Registry Service(0.0%) α

CDARS agreement with Community Bank of the Bay, dated 10/15/2015 Participating depository institutions: BOKF, National Association, par 241,000; Independent Bank, par 18,000; LegacyTexas Bank, par 241,000; (cost $499,342)	0.15%	10/13/2016	500,000	499,342

CDARS agreement with Community Bank of the Bay, dated 01/21/2016 Participating depository institutions: American National Bank & Trust Co, par 13,000: Landmark Community Bank, par 243,500; Mutual of Omaha Bank, par 243,500; (cost $493,902)	0.15%	01/19/2017	500,000	493,902

CDARS agreement with Community Bank of the Bay, dated 02/04/2016 Participating depository institutions: Amalgamated Bank, par 218,028; Arvest Bank, par 241,000; Flagstar Bank FSB, par 40,972; (cost $488,847)	0.15%	02/02/2017	500,000	488,847

CDARS agreement with Community Bank of the Bay, dated 04/07/2016 Participating depository institutions: First Federal Bank of the Midwest, par 243,500; Iberiabank, par 13,000; Santander Bank, N.A., par 243,500; (cost $489,698)	0.20%	04/06/2017	500,000	489,698
				1,971,789

Community Development Loans (0.1%) α
Boston Community Loan Fund	1.00%	04/15/2017	100,000	96,778
MicroVest Plus, LP Note	2.25%	04/15/2017	7,500,000	7,246,028
New Hampshire Community Loan Fund	1.00%	07/31/2017	500,000	475,096
Root Capital Loan Fund	1.25%	01/25/2017	200,000	196,164
Vermont Community Loan Fund	0.85%	04/15/2017	100,000	96,778
				8,110,844

Time Deposits (4.9%)
BBH Cash Management Service
BNP Paribas, Paris	0.15%	10/03/2016	200,000,000	200,000,000
National Australia Bank, Melbourne	0.15%	10/03/2016	110,604,592	110,604,592
Standard Chartered Bank, London	0.15%	10/03/2016	200,000,000	200,000,000
Sumitomo Bank, Tokyo	0.15%	10/03/2016	74,699,090	74,699,090
Sumitomo Bank, Tokyo	0.15%	10/03/2016	125,300,910	125,300,910
				710,604,592

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.0%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.29%		4,466,495	4,466,495

Total short-term securities (5.0%)
(cost $725,643,474)				725,643,474

Total securities (102.3%)
(cost $12,163,023,442)				14,698,132,801

Payable upon return of securities loaned (0.0%)				(4,466,495)

Other assets and liabilities (-2.3%)				(325,201,230)

Total net assets (100.0%)				14,368,465,076

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

λ	This security, or partial position of this security, was on loan at September 30, 2016. The total value of the securities on loan at September 30, 2016 was $4,373,369.

θ	This security is non-income producing.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc	Public Limited Company

ADR	American Depository Receipt

The portfolio of investments as of September 30, 2016 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2016, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Core Equity Fund

Cost of long-term investments	$11,438,050,252
Unrealized appreciation	$2,930,469,365
Unrealized depreciation	(395,360,006)

Net unrealized appreciation	$2,535,109,359

The Parnassus Core Equity Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2016, that is valued at fair value on a recurring basis:

Investment Securities
Equities:	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$898,756,239	$-	$-	$898,756,239
Consumer Staples	1,904,781,669	-	-	1,904,781,669
Energy	448,558,660	-	-	448,558,660
Financials	1,534,855,922	-	-	1,534,855,922
Health Care	2,259,291,494	-	-	2,259,291,494
Industrials	2,167,349,466	-	-	2,167,349,466
Information Technology	3,498,346,841	-	-	3,498,346,841
Materials	626,851,523	-	-	626,851,523
Real Estate	345,610,730	-	-	345,610,730
Utilities	288,086,783	-	-	288,086,783
Short-Term Investments	715,071,087	-	10,572,387	725,643,474
Total	$14,687,560,414	$-	$10,572,387	$14,698,132,801

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of September 30, 2016:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2015	$11,635,643
Discounts/premiums amortization	(113,256)
Purchases	10,150,000
Sales	(11,100,000)
Balance as of September 30, 2016	$10,572,387

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2016	Valuation Technique	Unobservable Input	(Weighted Average)

			Discount for Lack of
Certificates of Deposit	$2,461,543	Liquidity Discount	Marketability	4%
			Discount for Lack of
Community Development Loans	$8,110,844	Liquidity Discount	Marketability	6%
			Probability of
			Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the nine-month period ended September 30, 2016, the Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the nine-month period ended September 30, 2016 is set forth below:

	January 1, 2016
Name of Company:	Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
Compass Minerals	2,075,303	149,000	-	2,224,303	$163,931,131	$4,327,007
MDU Resources Group	12,525,000	359,000	1,559,834	11,324,166	288,086,783	6,273,287
Patterson Companies	5,385,000	305,689	-	5,690,689	261,430,253	3,852,465
WD-40 Co	1,220,000	-	-	1,220,000	137,164,600	1,537,200
Total Affiliates					$850,612,767	$15,989,959

PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of September 30, 2016 (unaudited)

Commercial Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

FHLMC Multifamily Structured Pass Through Certificates K-02	2.84%	10/25/2022	807,975	840,249
JP Morgan Mortgage Trust Series 2011-C4, Class A3	4.11%	07/15/2046	1,480,640	1,538,720
JP Morgan Mortgage Trust Series 2011-C4, Class A4	4.39%	07/15/2046	1,000,000	1,090,532
JP Morgan Mortgage Trust Series 2013-C13, Class A2	2.67%	01/15/2046	1,000,000	1,021,099
UBS-Barclays Mortgage Trust Series 2012-C2, Class A3	3.06%	04/10/2022	1,000,000	1,046,750

Total investment in commercial mortgage-backed securities (2.5%)				5,537,350
(cost $5,480,256)

Convertible Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Semiconductors (0.8%)
Intel Corp.	2.95%	12/15/2035	750,000	1,035,469
Micron Technology Inc.	3.00%	11/15/2043	750,000	666,563
				1,702,032

Total investment in convertible bonds (0.8%)				1,702,032
(cost $1,423,040)

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Air Transportation (0.7%)
Southwest Air 07-1 Trust	6.15%	08/01/2022	1,328,768	1,498,186

Apparel (2.7%)
Levi Strauss & Co.	5.00%	05/01/2025	2,500,000	2,606,250
VF Corp.	3.50%	09/01/2021	3,000,000	3,228,183
				5,834,433
Computers (1.9%)
Apple Inc.	2.85%	02/23/2023	2,500,000	2,631,778
Apple Inc.	4.38%	05/13/2045	1,500,000	1,655,102
				4,286,880
Cosmetics & Personal Care (0.9%)
Procter & Gamble Co.	2.30%	02/06/2022	2,000,000	2,063,664

Entertainment (1.4%)
The Walt Disney Company	2.30%	02/12/2021	3,000,000	3,091,587

Financial Services (5.0%)
Charles Schwab Corp.	3.45%	02/13/2026	2,500,000	2,690,815
Discover Financial Services	5.20%	04/27/2022	1,800,000	1,981,721
Mastercard Inc.	3.38%	04/01/2024	2,000,000	2,156,118
Wells Fargo & Co.	2.55%	12/07/2020	2,000,000	2,039,248
Wells Fargo & Co.	4.10%	06/03/2026	2,000,000	2,121,888
				10,989,790

Food Products (1.0%)
WhiteWave Foods Co.	5.38%	10/01/2022	2,000,000	2,272,500

Health Care Services (1.9%)
Cardinal Health Inc.	1.90%	06/15/2017	1,100,000	1,105,487
Cardinal Health Inc.	3.50%	11/15/2024	2,000,000	2,133,558
Cardinal Health Inc.	4.50%	11/15/2044	750,000	824,980
				4,064,025

Industrial Manufacturing (1.8%)
Pentair Finance SA	3.15%	09/15/2022	4,050,000	4,047,590

Insurance (1.3%)
Progressive Corp.	6.70%	06/15/2037	3,000,000	2,887,500

Machinery (0.9%)
John Deere Capital Corp.	1.13%	06/12/2017	2,000,000	2,002,506

Medical Equipment (1.7%)
Agilent Technologies Inc.	3.20%	10/01/2022	3,700,000	3,834,580

Oil & Gas (0.8%)
National Oilwell Varco Inc.	2.60%	12/01/2022	2,000,000	1,887,582

Pharmaceuticals (5.0%)
Actavis Funding Scs.	3.45%	03/15/2022	3,000,000	3,149,514
Actavis Funding Scs.	4.55%	03/15/2035	1,500,000	1,593,297
Gilead Sciences Inc.	3.70%	04/01/2024	2,000,000	2,153,050
Novartis Capital Corp.	3.00%	11/20/2025	4,000,000	4,231,249
				11,127,110
Real Estate Investment Trusts (0.9%)
Regency Centers LP	3.75%	06/15/2024	2,000,000	2,109,390

Retail (10.1%)
Costco Wholesale Corp.	2.25%	02/15/2022	3,000,000	3,086,862
CVS Health Corp.	2.80%	07/20/2020	2,000,000	2,072,108
CVS Health Corp.	3.38%	08/12/2024	2,000,000	2,116,646
Masco Corp.	3.50%	04/01/2021	3,500,000	3,622,500
Nordstrom Inc.	6.25%	01/15/2018	1,100,000	1,167,023
Nordstrom Inc.	4.00%	10/15/2021	2,000,000	2,144,924
Starbucks Corp.	3.85%	10/01/2023	2,500,000	2,789,255
Starbucks Corp.	2.45%	06/15/2026	2,000,000	2,031,258
Whole Foods Market Inc.	5.20%	12/03/2025	3,000,000	3,258,285
				22,288,861

Semiconductors (2.6%)
Altera Corp.	4.10%	11/15/2023	3,000,000	3,387,297
Micron Technology Inc.	5.50%	02/01/2025	2,500,000	2,450,000
				5,837,297

Software (2.9%)
Autodesk Inc.	4.38%	06/15/2025	3,200,000	3,390,106
Microsoft Corp.	1.63%	12/06/2018	3,000,000	3,036,702
				6,426,808

Telecommunications Equipment (3.2%)
Juniper Networks Inc.	4.50%	03/15/2024	3,000,000	3,178,869
Motorola Solutions Inc.	3.75%	05/15/2022	4,000,000	4,102,520
				7,281,389

Transportation (2.9%)
Burlington Northern Santa Fe Corp.	3.85%	09/01/2023	2,000,000	2,208,288
Burlington Northern Santa Fe Corp.	4.90%	04/01/2044	1,000,000	1,212,162
FedEx Corp.	2.70%	04/15/2023	3,000,000	3,080,262
				6,500,712

Waste Management (1.9%)
Waste Management Inc.	2.90%	09/15/2022	2,000,000	2,098,984
Waste Management Inc.	3.50%	05/15/2024	2,000,000	2,156,298
				4,255,282

Total investment in corporate bonds (51.5%)				114,587,672
(cost $110,691,534)

Federal Agency Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Fannie Mae Pool AV0971	3.50%	08/01/2026	1,047,373	1,104,958
Fannie Mae Pool 890430	3.50%	07/01/2027	1,030,383	1,093,685
Fannie Mae Pool AS2800	3.00%	07/01/2029	870,363	914,142
Fannie Mae Pool AL4577	4.50%	01/01/2034	1,421,964	1,560,027
Fannie Mae Pool AL5708	4.00%	03/01/2034	934,339	1,030,472
Fannie Mae Pool MA1889	3.50%	05/01/2034	870,151	925,377
Fannie Mae Pool 926115	4.50%	04/01/2039	1,061,469	1,164,232
Fannie Mae Pool 931065	4.50%	05/01/2039	660,387	727,847
Fannie Mae Pool AD4296	5.00%	04/01/2040	845,497	940,080
Fannie Mae Pool AH7196	4.50%	03/01/2041	1,068,411	1,172,250
Fannie Mae Pool AH6275	4.50%	04/01/2041	1,190,841	1,305,976
Fannie Mae Pool AL0215	4.50%	04/01/2041	697,485	767,029
Fannie Mae Pool AL0393	4.50%	06/01/2041	1,130,655	1,244,678
Fannie Mae Pool AI8483	4.50%	07/01/2041	943,467	1,037,689
Fannie Mae Pool AJ4994	4.50%	11/01/2041	558,784	613,635
Fannie Mae Pool AK3103	4.00%	02/01/2042	759,621	823,398
Fannie Mae Pool AO9140	3.50%	07/01/2042	946,396	1,001,902
Fannie Mae Pool AQ2925	3.50%	01/01/2043	1,250,502	1,326,699
Fannie Mae Pool AS0576	5.00%	09/01/2043	709,743	787,628
Fannie Mae Pool AS1130	4.50%	11/01/2043	631,863	692,151
Fannie Mae Pool AS1587	4.50%	01/01/2044	790,611	866,045
Fannie Mae Pool AS2502	4.00%	05/01/2044	1,236,110	1,348,491
Fannie Mae Pool AS4455	3.50%	02/01/2045	1,142,596	1,205,335
Fannie Mae Pool BC5482	3.50%	03/01/2046	1,948,717	2,056,100
Fannie Mae Pool BC9468	3.00%	06/01/2046	1,970,399	2,049,751
Fannie Mae Pool AS7492	4.00%	07/01/2046	1,986,045	2,146,720
Freddie Mac Pool V60523	3.00%	04/01/2029	908,155	960,653
Freddie Mac Pool G18521	3.50%	08/01/2029	1,025,433	1,084,041
Freddie Mac Pool C91754	4.50%	02/01/2034	1,317,468	1,452,055
Freddie Mac Pool C91762	4.50%	04/01/2034	750,776	827,602
Freddie Mac Pool C91764	3.50%	05/01/2034	791,860	842,514
Freddie Mac Pool G05514	5.00%	06/01/2039	605,895	681,794
Freddie Mac Pool A90225	4.00%	12/01/2039	1,253,173	1,349,473
Freddie Mac Pool A93451	4.50%	08/01/2040	1,453,161	1,597,394
Freddie Mac Pool Q29916	4.00%	11/01/2044	1,709,450	1,834,036
Freddie Mac Pool Q36308	4.00%	09/01/2045	1,402,502	1,519,092
Freddie Mac Pool V82155	4.00%	12/01/2045	1,179,172	1,275,228
Ginnie Mae I Pool 778793	3.50%	01/15/2042	1,186,372	1,266,457

Total investment in federal agency mortgage-backed securities (20.0%)				44,596,636
(cost $44,019,309)

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

European Bank for Reconstruction & Development	1.63%	04/10/2018	4,000,000	4,033,664

Total investment in supranational bonds (1.8%)				4,033,664
(cost $4,029,554)

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

U.S. Treasury	0.88%	02/28/2017	2,000,000	2,004,202
U.S. Treasury	0.63%	06/30/2017	3,000,000	3,000,234
U.S. Treasury	0.88%	11/15/2017	4,000,000	4,007,656
U.S. Treasury	0.88%	11/30/2017	2,000,000	2,003,906
U.S. Treasury	1.75%	01/31/2023	3,000,000	3,070,899
U.S. Treasury	1.75%	05/15/2023	2,000,000	2,044,922
U.S. Treasury	2.75%	11/15/2023	4,000,000	4,358,592
U.S. Treasury	2.75%	02/15/2024	2,000,000	2,182,344
U.S. Treasury	2.50%	05/15/2024	2,000,000	2,149,062
U.S. Treasury	2.25%	11/15/2024	4,000,000	4,223,280
U.S. Treasury	2.00%	02/15/2025	1,000,000	1,035,547
U.S. Treasury	2.13%	05/15/2025	2,000,000	2,090,938
U.S. Treasury	2.00%	08/15/2025	2,000,000	2,069,688
U.S. Treasury	1.63%	05/15/2026	2,000,000	2,002,656
U.S. Treasury (TIPS)	0.63%	07/15/2021	1,067,780	1,121,228
U.S. Treasury (TIPS)	0.13%	01/15/2022	1,063,290	1,085,230
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,014,830	1,048,056
U.S. Treasury (TIPS)	1.80%	01/15/2028	1,148,750	1,344,592

Total investment in U.S. government treasury bonds (18.4%)				40,843,032
(cost $39,286,815)

Total investment in long-term securities (95.0%)				211,300,386
(cost $204,930,508)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Community Development Loans (1.1%) α
MicroVest Plus, LP Note	2.25%	10/15/2017	2,500,000	2,494,263

Time Deposits (4.5%)
BBH Cash Management Service
JPMorgan Chase, New York	0.15%	10/03/2016	9,984,095	9,984,095

Total short-term securities (5.6%)
(cost $12,478,358)				12,478,358

Total securities (100.6%)
(cost $217,408,866)				223,778,744

Other assets and liabilities (-0.6%)				(1,251,777)

Total net assets (100.0%)				222,526,967

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

LP	Limited Partnership

TIPS	Treasury Inflation Protected Security

The portfolio of investments as of September 30, 2016 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2016, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed Income Fund

Cost of long-term investments	$204,930,508
Unrealized appreciation	$6,578,453
Unrealized depreciation	(208,575)

Net unrealized appreciation	$6,369,878

The Parnassus Fixed Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2016, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$5,537,350	$-	$5,537,350
Convertible Bonds	-	1,702,032	-	1,702,032
Corporate Bonds	-	114,587,672	-	114,587,672
Federal Agency Mortgage-Backed Securities	-	44,596,636	-	44,596,636
Supranational Bonds	-	4,033,664	-	4,033,664
U.S. Government Treasury Bonds	-	40,843,032	-	40,843,032
Short-Term Investments	9,984,095	-	2,494,263	12,478,358
Total	$9,984,095	$211,300,386	$2,494,263	$223,778,744

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2016:

Community Development Loans
Balance as of December 31, 2015	$2,381,967
Discounts/premiums amortization	112,296
Purchases	-
Sales	-
Balance as of September 30, 2016	$2,494,263

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2016	Valuation Technique	Unobservable Input	(Weighted Average)

Community Development Loans	$2,494,263	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of
			Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 17, 2016

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 17, 2016